SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)		6 Months Ended			12 Months Ended
	Oct. 01, 2019	Mar. 31, 2024 USD ($) item	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($) item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lease, Practical expedients	true
Government grants		$ 14,002	$ 59,360	$ 125,724
Grant income		39,975	96,259	59,225
Deferred government grants		$ 261,936			$ 298,691
Weighted average remaining periods for the government grant to be recognized		6 years 7 months 9 days			6 years 3 months 29 days
Research and development expense		$ 467,363	272,073
Advertising costs		$ 55,240	$ 48,820	$ 13,455
Short term investment					$ 1,000,000
Number of units in the fund | item		20,000			20,000
Fair value of fund		$ 15,009,946			$ 13,943,019
Impairment of long-lived assets		$ 0			$ 0